Cash flows from changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of cash flows [abstract]
Trade receivables	€ (70,781)	€ 111,033	€ 105,169
Other current receivables	4,350	3,450	14,690
Prepaid expenses	(225)	3,023	6,890
(Increase) / Decrease in operating receivables	(66,656)	117,506	126,749
Trade payables	19,950	(89,462)	(25,432)
Other current liabilities	3,685	(1,622)	(14,795)
Accrued liabilities	(4,046)	(6,579)	2,458
Increase / (decrease) in operating payables	19,589	(97,663)	(37,769)
Cash flows from changes in working capital	€ (47,067)	€ 19,843	€ 88,980